Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2023
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
18.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of June 30, 2023, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of June 30,
	2023	2022
ASSETS
CURRENT ASSETS
Cash	$1,095,007	$9,085,082
Prepaid expenses and other current assets	4,179,826	4,250,071
Due from subsidiaries and the VIE	2,607,402	-
TOTAL CURRENT ASSETS	7,882,235	13,335,153
Intangible asset, net	-	696,000
Other non-current assets	5,062,966	8,903,166
Investments in subsidiaries, consolidated VIE, and VIE’s subsidiaries	13,821,695	29,919,831
TOTAL ASSETS	26,766,896	52,854,150

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	$31,600	$90,165
TOTAL CURRENT LIABILITIES	$31,600	$90,165
TOTAL LIABILITIES	31,600	90,165

SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 4,400,000 Class A ordinary shares authorized, 1,828,693 Class A ordinary shares issued and outstanding as of June 30, 2022 and 2023, respectively; 600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of June 30, 2022 and 2023)*	24,050	24,050
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	40,174,260	40,158,643
Retained earnings	(11,802,701)	12,527,714
Accumulated other comprehensive (loss) income	(1,644,872)	69,019
TOTAL SHAREHOLDERS’ EQUITY	26,735,296	52,763,985
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$26,766,896	$52,854,150

*	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023

Condensed Statements of Operations and Comprehensive Income (Loss)

	For the fiscal years ended June 30,
	2023	2022	2021
Revenue	$257,169	$-	$-
Cost of Revenue	150,000	-	-
Gross profit	$107,169	-	$-
Selling expenses	125,000	-	-
General and administrative expenses	$1,128,970	$1,594,856	$330,734
Financial expenses (income)	(1,452)	(11,094)	-
Research and development expenses	8,671,107	-	-
Income (Loss) from operation	(9,816,456)	(1,583,762)	(330,734)
Other income (loss)	(114,097)
Share of income (loss) of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(14,399,862)	2,371,720	4,598,276

Income (loss) before income tax expenses	(24,330,415)	787,958	4,267,542
Income tax expenses	-	-	-
Net income (loss)	$(24,330,415)	$787,958	$4,267,542
Other Comprehensive income (loss)
Foreign currency translation income (loss)	(1,713,891)	(873,803)	1,335,757
Total comprehensive income (loss)	$(26,044,306)	$(85,845)	$5,603,299

Condensed Statements of Cash Flows

	For the fiscal years ended June 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(24,330,415)	$(8,226,043)	$(75,805)
Depreciation and amortization	696,000	-	-
Equity loss (income) of subsidiaries	14,399,862	-	-
Other current assets	70,245	-	-
Other payable	(58,565)	-	-
Due from subsidiaries and the VIE	(2,607,402)	-	-
Other non-current assets	8,440,200	-	-
Net cash used in operating activities	$(3,390,075)	$(8,226,043)	$(75,805)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	-	(11,050,252)	(600,000)
Purchase of intangible assets	-	(720,000)	-
Advance paid for agent license	(4,600,000)	-	-
Net cash used in investing activities	(4,600,000)	(11,770,252)	(600,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares	-	33,521,725	-
Payment for deferred offering costs	-	(3,570,805)	(459,164)
Net cash provided by (used in) financing activities	-	29,950,920	(459,164)

Effect of exchange rate changes	-	(873,803)	-

Net increase (decrease) in cash	(7,990,075)	9,080,822	(1,134,969)
Cash at beginning of period	9,085,082	4,260	1,139,229
Cash at end of period	$1,095,007	$9,085,082	$4,260